Item G.1.b.i - Material amendments to organizational documents

DELAWARE INVESTMENTS NATIONAL MUNICIPAL INCOME FUND

AMENDMENT NO. 3 TO

RESTATED AND AMENDED DECLARATION OF TRUST

DATED FEBRUARY 14, 1993

The undersigned, Secretary of Delaware Investments National Municipal Income Fund (the “Trust”), does hereby certify that the Trust’s Board of Trustees adopted the resolutions attached hereto as Exhibit A (the “Resolutions”) on May 25, 2023 for the purpose of (i) changing the name of the Trust to “abrdn National Municipal Income Fund” and (ii) changing the Trust’s principal place of business, and that said Resolutions continue in full force and effect as of the date hereof.

Pursuant to the authorization described above, the Trust’s Restated and Amended Declaration of Trust is amended in the following respects, such amendment to become effective at close of business on July 7, 2023:

1.       Article I, Section 1 of the Restated and Amended Declaration of Trust is amended to change the name of the Trust from “Delaware Investments National Municipal Income Fund” to “abrdn National Municipal Income Fund,” and all other appropriate references in the Restated and Amended Declaration of Trust are amended to reflect the fact that the name of the Trust is “abrdn National Municipal Income Fund.”

2.       Article III of the Restated and Amended Declaration of Trust is amended to read as follows:

“The name of the registered agent of the Trust is Corporation Service Company at 84 State Street, Boston, Massachusetts 02109.  The principal place of business of the Trust is 1900 Market Street, Suite 200, Philadelphia PA 19103. The Trust may have other principal offices within or without Massachusetts as the Trustees may determine or as they may authorize.”

WITNESS my hand this 1st day of June, 2023.

/s/ David F. Connor

David F. Connor

Secretary

EXHIBIT A

Approval of Name Change and Address Change of Delaware Investments National Municipal Income Fund

Name Change

WHEREAS, in connection with the anticipated change in the investment adviser of the Delaware Investments National Municipal Income Fund (the “Trust” or the “Fund”) from Delaware Management Company, a series of Macquarie Investment Management Business Trust, to abrdn Inc. (the “Adviser Change”), it is being recommended that the Fund’s Board of Trustees approve a change in the name of the Fund;

NOW, THEREFORE, IT IS

RESOLVED, that the name of the Fund that currently is "Delaware Investments National Municipal Income Fund" shall be redesignated as and changed to "abrdn National Municipal Income Fund" effective upon the Adviser Change as of the close of business on or about June 9, 2023, or such later date and time as the officers of the Trust shall determine; and it is further

Address Change

RESOLVED, that in connection with the Adviser Change, the principal place of business of the Trust be updated to 1900 Market Street, Suite 200, Philadelphia PA 19103 effective upon the Adviser Change as of the close of business on or about June 9, 2023, or such later date and time as the officers of the Trust shall determine; and it is further

RESOLVED, that in connection with the Adviser Change, the location of the Trust’s principal office in Massachusetts be changed to 28 State St., 17th Floor, Boston, Massachusetts 02109, effective upon the Adviser Change as of the close of business on or about June 9, 2023, or such later date and time as the officers of the Trust shall determine; and it is further

Amendment of Restated and Amended Declaration of Trust

RESOLVED, that in connection with the Adviser Change, the proposed Amendment No. 3 to the Fund’s Restated and Amended Declaration of Trust dated February 14, 1993, attached hereto as Exhibit B, be, and it hereby is, approved, effective upon the Adviser Change as of the close of business on or about June 9, 2023 or such later date and time as the officers of the Fund shall determine.

General Powers

RESOLVED, that the officers of the Fund be, and they hereby are, and each hereby is, authorized and directed to execute and deliver any and all documents and take any and all other action as may be necessary or appropriate in order to effectuate the foregoing resolutions, including, but not limited to, the amendment of the Fund’s Restated and Amended Declaration of Trust or any other agreements or other documents necessary to effectuate the change in the name and address of the Fund, and the filing of such other documents as may be necessary with the U.S. Securities and Exchange Commission, state regulators, or self-regulatory organizations or other appropriate authorities, and that the execution by such officers of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefore from the Trust and the approval and ratification by the Trust of the papers and documents so executed and the action so taken.